Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Operating expenses:
Research and development	$ 858,830		$ 717,582		$ 3,548,996		$ 4,145,902
General and administrative	1,236,157		1,184,556		4,426,113		4,510,762
Total operating expenses	2,094,987		1,902,138		7,975,109		8,656,664
Loss from operations	(2,094,987)		(1,902,138)		(7,975,109)		(8,656,664)
Other (expense) income:
Change in fair value of warrant liability	1,417		68,427		81,441		8,328,937
Other income (expense), net	42,485	[1]	(847,722)	[1]	(7,144,868)	[2]	207,473	[2]
Total other income (expense), net	43,902		(779,295)		(7,063,427)		8,536,410
Net loss	$ (2,051,085)		$ (2,681,433)		$ (15,038,536)		$ (120,254)
Net loss per share, basic (in Dollars per share)	$ (2.11)		$ (39.37)		$ (87.68)		$ (8.44)
Net loss per share, diluted (in Dollars per share)	$ (2.11)		$ (39.37)		$ (87.68)		$ (8.44)
Weighted-average shares used to compute net loss per share, basic (in Shares)	971,313		68,115		171,510		14,246
Weighted-average shares used to compute net loss per share, diluted (in Shares)	971,313		68,115		171,510		14,246

[1]	Clinical trial related settlement expenses with A-IR Clinical Research Ltd., foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.
[2]	LifeSci Capital LLC judgment expense, reimbursement of costs, clinical trial related settlement expenses with A-IR Clinical Research Ltd., expense in connection with the deferred underwriting commissions, foreign currency transaction gains and losses and interest income from our cash balances in savings accounts.